STOCKHOLDERS' EQUITY (DEFICIT), Equity (Q2) (Details)		6 Months Ended	12 Months Ended
	Nov. 30, 2021 shares	Jun. 30, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	May 19, 2023 shares	Dec. 31, 2021 $ / shares shares
Stockholder's Deficit [Abstract]
Preferred stock, shares authorized (in shares)		1,000,000	1,000,000		1,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued (in shares)		0	0		0
Preferred stock, shares outstanding (in shares)		0	0		0
Stock split	1.2
Stock conversion basis of Class B to Class A ordinary shares at time of initial business combination		1	1
As-converted percentage for Class A ordinary shares after conversion of Class B shares		20.00%	20.00%
Class A Common Stock [Member]
Stockholder's Deficit [Abstract]
Common stock, shares authorized (in shares)		70,000,000	70,000,000		70,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Number of votes per share | Vote		1	1
Common stock, shares issued (in shares)		0	0		0
Common stock, shares outstanding (in shares)		0	0		0
Common stock, subject to possible redemption, shares outstanding (in shares)		6,443,098	27,600,000	21,156,902	27,600,000
Class B Common Stock [Member]
Stockholder's Deficit [Abstract]
Common stock, shares authorized (in shares)		12,500,000	12,500,000		12,500,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Number of votes per share | Vote		1	1
Issuance of Class B common stock to Sponsor (in shares)	6,900,000
Common stock, shares issued (in shares)		6,900,000	6,900,000		6,900,000
Common stock, shares outstanding (in shares)		6,900,000	6,900,000		6,900,000
Class B Common Stock [Member] | Sponsor [Member]
Stockholder's Deficit [Abstract]
Stock split	1.2
Issuance of Class B common stock to Sponsor (in shares)	6,900,000
Common stock, shares issued (in shares)		6,440,000	6,440,000
Common stock, shares outstanding (in shares)		6,440,000	6,440,000